Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 09, 2024
Entity Registrant Name	dei_EntityRegistrantName	ETF OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001771146
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2024
Prospectus Date	rr_ProspectusDate	Aug. 09, 2024
Tuttle Capital Shareholders First Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Tuttle Capital Shareholders First Index ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Tuttle Capital Management Shareholders First Index ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the AJN Shareholders First Equity Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “secondary market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all of its total assets in the component securities of the AJN Shareholders First Equity Index (the “Index”). The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a full replication strategy. A full replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The AJN Shareholders First Equity Index

The Index was developed by AJN Corporation (the “Index Provider”) and is designed to track the performance of a portfolio of the common stocks of U.S. companies that, in the opinion of the Index Provider, focus on a mission to enhance shareholder value without such distractions including but not limited to taking political stances or conforming to a greater social goal of “stakeholder capitalism.” The Index is based on the premise that companies that are politically neutral are more focused on generating profits and returns for shareholders and are better positioned to outperform in most market environments than companies that engage in political or social activism (whether liberal or conservative). The Index methodology seeks to identify politically neutral companies in the Index Universe (as defined below) for further consideration as an Index constituent. In making this determination, the Index Provider evaluates the quality, quantity, type, and extent of a company’s political and social activism, considering information on corporate donations, advocacy, stated policies, amounts spent on political and lobbying activities, and company policies on political and social activism. This information is obtained by the Index Provider from sources it believes to be reliable, including: Form 990s, the IRS electronic filing database, official company websites, official company annual reports, news publications, keyword Internet searches, and other sources. The Index Provider may consider various factors in determining the credibility of its sources, including review of the author’s credentials, references and citations, peer review, and cross verification, and may also consider the purpose and intent, language and tone, consistency, and funding of information sources. Indications of any politically motivated actions (i.e. those that the Index Provider believes to be driven by political or social objectives rather than to increase profits or shareholder value) based on the above research eliminates a company from being eligible for inclusion in the Index.

The initial universe of the Index constituents (the “Index Universe”) consists of the largest 900 companies ranked by market capitalization that are actively traded common stocks of U.S. companies listed on an eligible U.S. exchange.  A stock is considered “actively traded” if the company files annual reports on Form 10-K and has a primary listing on the NYSE or Nasdaq. The Index Provider then filters the Index Universe to identify companies that have the best scores for their focus on creating shareholder value using a proprietary scoring system based on the factors and sources of information discussed above. Simultaneously, the Index Provider uses a proprietary quantitative financial metric scoring methodology to separately filter the Index Universe. These financial metrics, which are computed based on each security’s average over the previous quarter, are: (1) one-year price performance; (2) five-year price performance; (3) closing price; (4) cash; (5) revenue; (6) debt to equity ratio; (7) average dividend yield; (8) profit margin; and (9) market capitalization. To calculate these averages, the sum of the value of each financial metric for each day of the preceding quarter is divided by the number of days in the quarter. The weightings of these financial metrics are adjusted based upon the Index Provider’s assessment of whether the current monetary policy environment is “restrictive” or “expansive,” which is determined by changes to the Federal Reserve discount rate. The resulting sets of filtered companies are then ranked to create one index portfolio of the companies with the highest shareholder value creation scores and the highest quantitative financial metric scores. The final Index consists of the common stocks of 50 companies.

The Index uses score weighted approach. The Index is rebalanced and reconstituted on the last business day of the quarter.  In the event that a company that is an Index constituent engages in activity between quarterly rebalancing and reconstitution dates that the Index Provider believes is not “politically neutral,” that company will remain in the Index until the next quarterly Index rebalancing date. At that time, the Index Provider would evaluate any changes to the company’s political and social activism and, if warranted, the company would be removed and replaced by a company that meets the inclusion criteria. In the event that an Index constituent no longer trades between quarterly rebalancing and reconstitution dates as the result of a corporate restructuring, merger or similar event, the Index Provider will remove the Index constituent from the Index and rebalance the Index as of the date that the Index constituent is removed. The Fund is rebalanced and reconstituted in accordance with changes in the Index.

The Index is calculated, maintained and distributed by the Index Provider, an independent, third-party index calculation agent that is not affiliated with the Fund or the Adviser.  The Index Provider is not affiliated with the Adviser and the Index has been licensed to the Adviser.

The Fund is a diversified fund, but may be focused on certain sectors from time to time to the same extent the Index is focused including the consumer discretionary, industrials, and technology sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 759-6110
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Tuttle Capital Shareholders First Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital Shareholders First Index ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital Shareholders First Index ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Tuttle Capital Shareholders First Index ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Tuttle Capital Shareholders First Index ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund.

Tuttle Capital Shareholders First Index ETF | Index Tracking Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Tracking Risk. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. When utilizing either a replication or sampling strategy, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the fund. The Adviser may attempt to replicate the Index return through a sampling strategy, which involves investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the fund’s return and that of the Index. To the extent the Fund employs a sampling strategy, an adverse development affecting an issuer of a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund used a full replication strategy and held all of the securities in the Index. In addition, due to the potential for frequent rebalancing of the Index, there is greater risk that the Fund may not implement all changes to the Fund’s portfolio necessary to track exactly the performance of the Index.

Tuttle Capital Shareholders First Index ETF | Large Capitalization Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Securities Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small capitalization companies to adapt to changing market conditions.

Tuttle Capital Shareholders First Index ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, project types, group of project types, sector, market segment or asset class. The Fund may be more adversely affected by the underperformance of those securities and/or other assets, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Tuttle Capital Shareholders First Index ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns, which may have an adverse impact on the companies’ profitability and stock prices.

Tuttle Capital Shareholders First Index ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrials Sector Risk. The Fund may invest in companies in the industrials sector. The industrials sector includes companies engaged in aerospace and defense, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Tuttle Capital Shareholders First Index ETF | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Tuttle Capital Shareholders First Index ETF | ETF Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital Shareholders First Index ETF | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital Shareholders First Index ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital Shareholders First Index ETF | Authorized Participants ("APs"), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital Shareholders First Index ETF | Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital Shareholders First Index ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Shareholders First Index ETF | Tuttle Capital Shareholders First Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ESGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.